Annual Total Returns[BarChart] - ProShares UltraShort Consumer Goods - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(34.99%)	(24.41%)	(24.52%)	(44.57%)	(23.68%)	(17.19%)	(14.11%)	(27.07%)	31.06%	(38.87%)